UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation *
to which this form is intended to satisfy:
? Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) *
for the reporting period:
January 1, 2014 to December 31, 2014
Date of Report (Date of earliest event reported): February 13, 2015 Chesapeake Funding LLC(1)
(Exact name of securitizer as specified in its charter)
025-00632
(Commission File Number of securitizer)	0001117392
(Central Index Key Number of securitizer)
Paul V. Danielson
(410) 771-1900
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity *
to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ?
Indicate by check mark whether the securitizer has no activity *
to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ? Indicate by check mark whether the securitizer has no activity *
to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ?
_________________
(1)	Chesapeake Funding LLC, as securitizer, is filing this Form ABS-15G *
in respect of all asset-backed securities sponsored by it and outstanding * during the reporting period in the vehicle lease asset class.

SIGNATURE
Pursuant to the requirements of the Securities *
Exchange Act of 1934, as amended, *
the reporting entity has duly caused this report to be signed *
on its behalf by the undersigned hereunto duly authorized.
	CHESAPEAKE FUNDING LLC
Date: February 13, 2015	By:  /s/ Nav Swamy
Name:	Nav Swamy
Title:	Treasurer